UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21758

CLIPPER FUNDS TRUST
 (Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85706
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85706
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

CLIPPER FUNDSM	Schedule of Investments
March 31, 2015 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (99.48%)
CONSUMER DISCRETIONARY – (14.16%)
Consumer Services – (3.64%)
Las Vegas Sands Corp.	736,500	$40,536,960
Media – (3.95%)
Liberty Global PLC, Series C *	884,000	44,032,040
Retailing – (6.57%)
Amazon.com, Inc. *	196,900	73,266,490
	Total Consumer Discretionary	157,835,490
CONSUMER STAPLES – (4.54%)
Food & Staples Retailing – (4.54%)
Costco Wholesale Corp.	334,061	50,608,571
	Total Consumer Staples	50,608,571
ENERGY – (5.21%)
Encana Corp. (Canada)	3,048,230	33,987,765
Halliburton Co.	547,500	24,024,300
	Total Energy	58,012,065
FINANCIALS – (46.37%)
Banks – (10.89%)
Citizens Financial Group Inc.	1,041,500	25,131,395
JPMorgan Chase & Co.	636,000	38,528,880
SKBHC Holdings LLC *(a)	2,076	13,542,978
Wells Fargo & Co.	811,300	44,134,720
		121,337,973
Diversified Financials – (27.99%)
Capital Markets – (11.42%)
Bank of New York Mellon Corp.	2,075,189	83,505,605
Charles Schwab Corp.	1,439,500	43,818,380
		127,323,985
Consumer Finance – (7.55%)
American Express Co.	1,077,333	84,161,254
Diversified Financial Services – (9.02%)
Berkshire Hathaway Inc., Class A *	462	100,485,000
		311,970,239
Insurance – (7.49%)
Property & Casualty Insurance – (6.55%)
Markel Corp. *	94,960	73,020,442
Reinsurance – (0.94%)
Everest Re Group, Ltd.	59,800	10,405,200
		83,425,642
	Total Financials	516,733,854
HEALTH CARE – (13.00%)
Health Care Equipment & Services – (13.00%)
Express Scripts Holding Co. *	395,000	34,274,150
Laboratory Corp. of America Holdings *	323,940	40,845,595
UnitedHealth Group Inc.	589,460	69,727,223
		144,846,968
	Total Health Care	144,846,968
INFORMATION TECHNOLOGY – (11.72%)
Semiconductors & Semiconductor Equipment – (2.49%)
Texas Instruments Inc.	485,300	27,751,880

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2015 (Unaudited)

		Shares/Units	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (9.23%)
	ASAC II L.P., Private Placement *(a)	24,200,000	$36,747,700
	Google Inc., Class A *	60,000	33,282,000
	Google Inc., Class C *	60,000	32,880,000
			102,909,700
		Total Information Technology	130,661,580
MATERIALS – (4.48%)
	Lafarge S.A. (France)	769,600	49,940,388
		Total Materials	49,940,388
	TOTAL COMMON STOCK – (Identified cost $827,578,666)		1,108,638,916
	Total Investments – (99.48%) – (Identified cost $827,578,666) – (b)		1,108,638,916
	Other Assets Less Liabilities – (0.52%)		5,849,572
	Net Assets – (100.00%)		$1,114,488,488

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $50,290,678 or 4.51% of the Fund's net assets as of March 31, 2015.

(b)	Aggregate cost for federal income tax purposes is $827,477,004. At March 31, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$331,453,711
	Unrealized depreciation		(50,291,799)
	Net unrealized appreciation		$281,161,912

 Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the closing bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Fund for equity securities include, but are not limited to, pricing securities by adjusting the value daily based on changes in the closing price of an underlying stock through a merger arbitrage pricing model and applying liquidity discounts. The Fund may also price partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2015 (Unaudited)

Security Valuation – (Continued)

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$157,835,490	$–	$–	$157,835,490
Consumer Staples	50,608,571	–	–	50,608,571
Energy	58,012,065	–	–	58,012,065
Financials	503,190,876	–	13,542,978	516,733,854
Health Care	144,846,968	–	–	144,846,968
Information Technology	93,913,880	–	36,747,700	130,661,580
Materials	49,940,388	–	–	49,940,388
Total Investments	$1,058,348,238	$–	$50,290,678	$1,108,638,916

Level 2 to Level 1 Transfers*:
Materials	$49,940,388

*Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2015.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2015:

Investment Securities:
Beginning balance	$44,076,158
Increase in unrealized appreciation	6,214,520
Ending balance	$50,290,678

Increase in unrealized appreciation during the period on Level 3 securities still held at March 31, 2015.	$6,214,520

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2015 (Unaudited)

Value Measurements – (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table

	Fair Value at	Valuation	Unobservable
Investments at Value	March 31, 2015	Technique	Input	Amount
Equity securities	$13,542,978	Anticipated merger transaction price, then applying merger uncertainty and liquidity discounts	Discount rate	12.50%

	36,747,700	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount rate	10.25%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund's investment. An increase in the discount rate would result in a decrease in the fair value of the investment.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUNDS TRUST

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 18, 2015

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: May 18, 2015